Net Income Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income Per Share

17. NET INCOME PER SHARE

Basic net income per share is the amount of net income available to each share of ordinary shares outstanding during the reporting period. Diluted net income per share is the amount of net income available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. For the year ended December 31, 2021, the Company had potential ordinary shares, including stock options granted, outstanding restricted share units and ordinary shares issuable upon the conversion of the Notes. For the years ended December 31, 2019, 2020 and 2021, stock options to purchase ordinary shares and restricted share units that were anti‑dilutive and excluded from the calculation of diluted net income per share were 7,627,967 shares, 11,398,012 shares and 9,826,578 shares, on a weighted average basis, respectively.

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	For the Year Ended December 31,
	2019	2020	2021
	(RMB in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders	2,294,552	594,980	2,333,923
Denominator:
Weighted average number of ordinary shares outstanding—basic	355,625,970	364,733,164	368,460,867
Net income per share attributable to ordinary shareholders—basic	6.45	1.63	6.33
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders	2,294,552	594,980	2,333,923
Interest expense associated with convertible notes reversed	14,261	47,781	44,865
Net income attributable to ordinary shareholders for calculating diluted net income per share	2,308,813	642,761	2,378,788
Denominator:
Weighted average number of ordinary shares outstanding—basic	355,625,970	364,733,164	368,460,867
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	6,470,848	3,255,913	3,381,510
Ordinary shares issuable upon the vesting of outstanding restricted share units using the treasury stock method	1,170,713	383,590	293,196
Ordinary shares issuable upon the conversion of convertible notes using the if—converted method	12,563,600	42,857,143	42,857,143
Weighted average number of ordinary shares outstanding—diluted	375,831,131	411,229,810	414,992,716
Net income per share attributable to ordinary shareholders—diluted	6.14	1.56	5.73